Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Shareholders' Equity

13.  Shareholders’ Equity

Shareholders’ equity decreased $20.3 million to $57.2 million at December 31, 2013 compared to $77.5 million at December 31, 2012, due primarily to the redemption of $20.6 million in perpetual preferred stock issued by the U.S. Treasury.  Other items impacting shareholders’ equity included the completed $2.7 million repurchase of a common stock purchase warrant from the U.S. Treasury, $1.8 million of depreciation in the net unrealized losses on available for sale securities, $454 thousand in dividends accrued on preferred stock, and $188 thousand in dividends paid on common stock, partially offset by net income of $5.1 million and $355 thousand from the issuance of common stock under employee benefit plans.  The issuance of common stock under employee benefit plans includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.

Preferred Stock

On October 3, 2008, Congress passed the Emergency Economic Stabilization Act of 2008 (“EESA”), which provided the U.S. Secretary of the Treasury with broad authority to implement certain actions to help restore stability and liquidity to the U.S. markets.  One of the programs resulting from the EESA was the Treasury’s Capital Purchase Program (“CPP”) which provided direct equity investment of perpetual preferred stock by the U.S. Treasury in qualified financial institutions.  This program was voluntary and required an institution to comply with several restrictions and provisions, including limits on executive compensation, stock redemptions, and declaration of dividends.  The perpetual preferred stock had a dividend rate of 5 percent per year until the fifth anniversary of the Treasury investment and a dividend rate of 9 percent thereafter.  The Company received an investment in perpetual preferred stock of $20.6 million on December 5, 2008.  These proceeds were allocated between the preferred stock and warrants based on relative fair value in accordance with FASB ASC Topic 470, “Debt.”  The allocation of proceeds resulted in a discount on the preferred stock to be accreted over five years.  The Company issued a warrant to purchase 764,778 shares of common stock to the U.S. Treasury and $2.6 million of the proceeds were allocated to the warrant.  The warrant was accounted for as an equity security with a contractual life of ten years and an exercise price of $4.05.

On May 9, 2013, the Company announced that it received approval of its application from the U.S. Department of Treasury to redeem half of the 20,649 shares of preferred stock issued in connection with the Company’s participation in the Treasury’s CPP.  On May 15, 2013, the Company paid $10.3 million to the Treasury to repurchase 10,324 shares of the preferred stock, including accrued and unpaid dividends for the shares.  On July 1, 2013, the Company announced that it received approval to redeem the remaining 10,325 shares of preferred stock.  On July 3, 2013, the Company paid $10.4 million to the Treasury to repurchase the remaining shares of the preferred stock, including accrued and unpaid dividends for the shares.  On August 28, 2013, the Company completed the $2.7 million repurchase of the warrant to purchase 764,788 shares of the Company’s common stock issued to the U.S. Department of the Treasury as part of the Company’s participation in the Treasury’s CPP.

Repurchase Plan

On October 21, 2002, the Company authorized the repurchase of up to 10 percent of its outstanding common stock.  The amount and timing of purchases is dependent upon a number of factors, including the price and availability of the Company’s shares, general market conditions and competing alternate uses of funds.  As of December 31, 2013, the Company had repurchased a total of 556 thousand shares, of which 131 thousand shares have been retired, leaving 153 thousand shares remaining to be repurchased under the plan.  There were no shares repurchased during 2013 or 2012.